Trade and other receivables	12 Months Ended
Dec. 31, 2017
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Trade and other receivables

17. Trade and other receivables

The following are included in trade and other receivables:

Amounts falling due within one year:

	2017 £m	2016 £m
Trade receivables (net of bad debt provision)	7,889.7	8,054.2
VAT and sales taxes recoverable	202.3	157.2
Prepayments	298.3	310.0
Accrued income	3,211.7	3,353.8
Fair value of derivatives	1.0	14.7
Other debtors	509.3	484.6
	12,112.3	12,374.5

The ageing of trade receivables and other financial assets is as follows:

2017	Carrying amount at 31 December 2017 £m	Neither past due nor impaired £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	7,889.7	5,466.6	1,629.6	577.0	143.0	48.8	24.7
Other financial assets	500.4	331.2	107.0	6.6	4.7	10.3	40.6
	8,390.1	5,797.8	1,736.6	583.6	147.7	59.1	65.3

2016	Carrying amount at 31 December 2016 £m	Neither past due nor impaired £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	8,054.2	5,545.6	1,611.0	683.6	156.6	37.2	20.2
Other financial assets	504.5	335.0	91.3	16.3	6.7	11.9	43.3
	8,558.7	5,880.6	1,702.3	699.9	163.3	49.1	63.5

Other financial assets are included in other debtors.

Past due amounts are not impaired where collection is considered likely.

Amounts falling due after more than one year:

	2017 £m	2016 £m
Prepayments	3.6	3.7
Accrued income	20.5	9.5
Fair value of derivatives	2.1	8.3
Other debtors	150.0	183.4
	176.2	204.9

Bad debt provisions:

	2017 £m	2016 £m	2015 £m
Balance at beginning of year	93.8	85.4	85.3
New acquisitions	1.2	1.8	1.0
Charged to operating costs	27.4	15.5	21.6
Exchange adjustments	(4.1)	13.7	0.2
Utilisations and other movements	(27.0)	(22.6)	(22.7)
Balance at end of year	91.3	93.8	85.4

The allowance for bad and doubtful debts is equivalent to 1.1% (2016: 1.2%, 2015: 1.2%) of gross trade accounts receivables.

The Group considers that the carrying amount of trade and other receivables approximates their fair value.